Award Timing Disclosure	12 Months Ended
Feb. 28, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
STOCK GRANT PRACTICES

The Committee does not take material, nonpublic information into account when determining the timing and terms of equity awards. Instead, equity awards are generally made on an annual basis according to a predetermined schedule. Any material proximity between an equity award’s grant date and the release of information that could be expected to affect such grant’s value is mitigated by the predetermined schedule. Annual equity awards are approved at the start of the new fiscal year to incentivize our executive officers to deliver on the Company’s strategic objectives for the new fiscal year and the annual equity grant date is generally the first business day in May.
We do not time the release of material, nonpublic information to affect the value of executive compensation. During fiscal year 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material, nonpublic information.

Award Timing Method	awards are generally made on an annual basis according to a predetermined schedule. Any material proximity between an equity award’s grant date and the release of information that could be expected to affect such grant’s value is mitigated by the predetermined schedule. Annual equity awards are approved at the start of the new fiscal year to incentivize our executive officers to deliver on the Company’s strategic objectives for the new fiscal year and the annual equity grant date is generally the first business day in May.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	During fiscal year 2025, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material, nonpublic information.